RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
RELATED PARTY TRANSACTIONS (Tables)
Related parties with whom the Company had transactions

Related Parties	Relationship

George Blankenbaker	President and significant stockholder of the Company

Leverage Investments LLC	An entity owned and controlled by the president and significant stockholder of the Company

Technew Technology Limited	Non-controlling interest holder

Growers Synergy Pte Ltd.	An entity owned and controlled by the president and significant stockholder of the Company

Guangzhou Health Technology Development Company Limited	An entity owned and controlled by Non-controlling interest holder

Related Parties	Relationship

George Blankenbaker	President and significant stockholder of the Company

Leverage Investments LLC	An entity owned and controlled by the president and significant stockholder of the Company

Technew Technology Limited	Non-controlling interest holder

Growers Synergy Pte Ltd.	An entity owned and controlled by the president and significant stockholder of the Company

Guangzhou Health Technology Development Company Limited	An entity owned and controlled by Non-controlling interest holder

Consulting services
	For the interim period ended September 30, 2013	For the interim period ended September 30, 2012

Farm management services - related parties	$120,000	$60,000

	$120,000	$60,000

	For the Fiscal Year Ended March 31, 2013	For the Period from April 11, 2011 (inception) through March 31, 2012

Farm management services - related parties	$240,000	$180,000

	$240,000	$180,000

Future minimum payments
Fiscal Year Ending March 31:

2014 (remainder of the fiscal year)	$20,000

$20,000

Fiscal Year Ending March 31:

2014	$140,000

$140,000